Commitments and Contingencies	6 Months Ended
Jun. 30, 2021
Commitments and Contingencies

10    Commitments and Contingencies

There are no material legal proceedings to which the Company is a party or to which any of its properties are the subject, or other contingencies that the Company is aware of, other than routine litigation incidental to the Company’s business. Furthermore, the Company does not have any outstanding commitments. On January 20, 2021, the Company received $3.9 million from Hanjin Shipping as a partial payment of a common benefit claim plus interest. See the Note 3 “Fixed Assets, Net” for buyback obligations related to the sale and leaseback arrangements.